Summary of Significant Accounting Policies (Details) (USD $)				12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Short-term Investments
Bank certificate of deposit pledged as collateral		$ 100,000
Accounts Receivable
Number of days from shipment within which accounts receivable are due				60 days	90 days
Property and Equipment
Estimated useful life				3 years	7 years
Inventories
Raw materials	83,000	91,000	102,000
Work in process	376,000	392,000	231,000
Finished goods	491,000	409,000	273,000
Inventories	$ 950,000	$ 892,000	$ 606,000